VARIABLE INTEREST ENTITIES ("VIEs") - NARRATIVE (Details) $ in Thousands	1 Months Ended	3 Months Ended			6 Months Ended
	Nov. 30, 2015	Jun. 30, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) vessel	Jun. 30, 2018 USD ($)
Variable Interest Entity [Line Items]
Interest expense		$ 20,695		$ 19,303	$ 41,472	$ 39,617
Net cash used in financing activities					(81,361)	(198,482)
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term	10 years
Interest expense		2,000	$ 4,200	1,800		3,900
Net cash used in financing activities		$ 4,600		$ 4,800	$ 9,200	$ 3,300
Variable Interest Entity, Primary Beneficiary | Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Number of vessels | vessel		1			1